Share-Based and Other Non-Cash Compensation - Tax Benefits Preservation Agreement - Additional Information (Details) - $ / shares	Dec. 29, 2020	Jun. 30, 2025	Jun. 30, 2024
Stockholders' Equity
Rights plan restriction, maximum percentage of common stock a person or an entity can acquire	4.99%
Rights plan restriction, maximum percentage of common stock owned by a person or an entity restricted from buying additional shares	5.00%
Common stock, par value		$ 0.001	$ 0.001
Preferred stock, par value		$ 0.001	$ 0.001
Preferred Stock Purchase Right
Stockholders' Equity
Number of rights distributed per common share	1
Common stock, par value	$ 0.001
Number of rights automatically attaching per common share	1
Number of shares of Series A Junior Participating Cumulative Preferred Stock purchased by each right	0.0001
Preferred stock, par value	$ 0.001
Preferred stock rights exercise price	$ 15.00